Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Unrealized Gain On Investment In Related Party	Additional Paid-In Capital	Accumulated Deficit	Total
Begining balance at Dec. 31, 2012	$ 300	$ 38,970		$ 2,643,941	$ (3,020,566)	$ (337,355)
Begining balance, shares at Dec. 31, 2012	3,000,000	389,704,765
Shares issued in acquisition, amount		$ 786		274,214		275,000
Shares issued to acquisition, shares		7,857,141
Fair value of option vested						1,268
Shares issued for services rendered, amount		$ 4,541		1,464,643		1,469,184
Shares issued for services rendered, shares		45,404,359
Exercise of options, amount		$ 47		$ 8,953		9,000
Exercise of options, shares		470,237
Cashless exercise of options, amount		$ 3,680,773
Cashless exercise of options, shares		368		(368)
Conversion of notes		$ 26,261		$ 3,014,739		3,041,000
Conversion of notes, shares		262,595,733
Beneficial conversion feature				1,750,110		$ 1,750,110
Cancellation of Preferred Stock	$ (300)			300
Cancellation of Preferred Stock, shares	(3,000,000)
Cashless exercise of Gemini Master Fund Warrants		$ 900		$ (900)
Cashless exercise of Gemini Master Fund Warrants, shares		9,000,000
Shares issued in relation to the sale of common stock per the Company's Subscription Agreement, Amount		$ 36,981,862
Shares issued in relation to the sale of common stock per the Company's Subscription Agreement, Shares		3,698		1,290,667		1,294,365
Value of warrants expensed (issued to CANX and Hegyi, LLC)				$ 6,765,000		$ 6,765,000
Value of stock options expensed				$ 148,633		148,633
Unrealized gain (loss) on investment in related party			$ 1,121,237			1,121,237
Net loss					$ (21,380,138)	(21,380,138)
Ending balance at Dec. 31, 2013	$ 0	$ 75,571	$ 1,121,237	$ 17,359,932	$ (24,400,704)	(5,843,964)
Ending balance, shares at Dec. 31, 2013	0	755,694,870
Shares issued for services rendered, amount		$ 1,522		2,720,078		2,721,600
Shares issued for services rendered, shares		15,219,420
Exercise of options, amount		$ 235		44,438		44,673
Exercise of options, shares		2,351,187
Cashless exercise of options, amount		$ 357		(357)
Cashless exercise of options, shares		3,570,455
Conversion of notes		$ 10,251		1,875,684		1,885,935
Conversion of notes, shares		102,507,839
Value of warrants expensed (issued to CANX and Hegyi, LLC)				62,500,000		62,500,000
Value of stock options expensed				$ 724,267		724,267
Unrealized gain (loss) on investment in related party			$ (1,121,237)			(1,121,237)
Change in fair value of derivative liability				$ 23,475,908		23,475,908
Net loss					$ (86,626,099)	(86,626,099)
Ending balance at Dec. 31, 2014	$ 0	$ 87,936	$ 0	$ 108,699,950	$ (111,026,803)	(2,238,917)
Ending balance, shares at Dec. 31, 2014	0	879,343,771
Ending balance at Jun. 30, 2015						$ (5,335,021)